Unit-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Weighted-Average Assumptions
2024
Fair value of Class B unit	$484.09
Risk-free interest rate	4.27%
Volatility	60.0%
Dividend yield	0.0%
Expected term	3 years

Schedule of Class B Units Activity
		Weighted	Weighted Average
	Number of Units	Average Exercise Price	Remaining Term (In Years)
Outstanding, January 1, 2024	17,594	$1,000	3.61
Granted	681	1,000
Repurchased	(318)	1,000
Outstanding, December 31, 2024	17,957	1,000	2.68
Granted	-	-
Repurchased	(239)	1,000
Forfeited	(756)	1,000
Outstanding, December 31, 2025	16,962	$1,000	1.75
Exercisable, December 31, 2025	3,362	$1,000	1.57

Schedule of Unrecognized Compensation Expense
2026	$447,862
2027	325,219
2028	155,164
2029	-
$928,245